RULE 24f-2 NOTICE FOR TEMPLETON SMALLER
                          COMPANIES GROWTH FUND, INC.

                                FILE NO. 2-70889



i.       This Notice is filed on behalf of Templeton Smaller
         Companies Growth Fund, Inc. (the "Fund") for the fiscal year ended August 31, 1995.

ii. $82,253,552 of securities were registered pursuant to Rule 24e-2, but remained unsold as of the beginning of the fiscal year. $26,183,701 of the securities (3,251,190 shares) were registered on March 25, 1991, in Post-Effective Amendment No. 16 to the Fund's Registration Statement.1
         $42,322,880 of the securities (5,148,768 shares) were registered on August 19, 1992 in Post-Effective Amendment No. 18 to the Fund's Registration Statement. $13,746,971 of securities (1,605,955 shares) were registered pursuant to Rule 24e-2 on August 22, 1994 in Post-Effective Amendment No. 22 to the Fund's Registration Statement.

iii.     None.

iv. The Fund sold 15,371,611 shares of its common stock during the fiscal year.

v. The Fund sold 15,371,611 shares during the fiscal year ended August 31, 1995 in reliance upon its registration of an indefinite amount of shares pursuant to Rule 24f-2 for an actual sales price of $122,548,567. During that period, the Fund redeemed 24,764,945 shares in an amount of $195,379,830. Because this Notice is filed within 60 days of the end of the Fund's fiscal year, the aggregate redemptions of $195,379,830 during the fiscal year may be deducted from the sales pursuant to Rule 24f-2, leaving a difference of <$72,831,263>. Accordingly, no registration fee is due to the Commission.





--------
         1 In Post-Effective Amendment No. 16, the Fund registered $61,720,837 of securities (7,695,865 shares). $10,991,292 of securities (1,370,485 shares) were used to offset net purchases for the fiscal year ended August 31, 1992. $24,545,844 of securities (3,074,189 shares) were used to offset net purchases for the fiscal year ended August 31, 1994.

         An opinion of counsel stating that the shares sold during the fiscal year ended August 31, 1995 were legally issued, fully paid and non-assessable accompanies this Notice.



                                                 /s/JAMES R. BAIO
                                                 Templeton Smaller Companies
                                                     Growth Fund, Inc.
                                                 James R. Baio, Treasurer



October 24, 1995





                                     - 2 -